Reverse Capitalization (Tables)	12 Months Ended
Dec. 31, 2025
Reverse Capitalization [Abstract]
Schedule of Common Shares Issued and Outstanding

Common shares issued and outstanding following the Closing are as follows:

	Shares Outstanding
	Shars	%

Youlife Shareholders A	58,839,192	77.3
Youlife Shareholders B	11,160,808	14.6
Distoken Public Shareholders	51,052	0.1
Holder of Founder Shares	1,725,000	2.3
Holder of Private Shares	545,000	0.7
Holders of Representative Shares	278,000	0.4
Holders of Public Rights	690,000	0.9
Holders of Private Rights	54,500	0.1
PIPE Investors	2,704,949	3.6
Total Shares Outstanding	76,048,501	100.0